WARRANTS - Additional Information (Details)									3 Months Ended			12 Months Ended
	Feb. 17, 2026 USD ($) $ / shares shares	Feb. 06, 2026 USD ($) shares	Sep. 16, 2025 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) shares	Feb. 17, 2025 shares	May 01, 2024 USD ($)	Nov. 13, 2023 USD ($) Days $ / shares shares	Jun. 16, 2023 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Feb. 12, 2026 shares	Jul. 22, 2025 $ / shares	Dec. 12, 2023 $ / shares	Jun. 12, 2023 shares	Jan. 31, 2023 shares
Warrants
Liability-classified warrants outstanding									$ 35,552,859			$ 633,391	$ 255,930
Deemed dividend in connection with modification of pre-funded warrants				$ 3,076,380					0		$ 3,076,380	3,076,380	(0)
Incremental fair value of warrants									$ (11,396,260)		(127,300)	$ 13,894,830	$ (2,109,904)
Common stock, par value (in dollars per share) | $ / shares									$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Warrants additional paid in capital								$ 2,511,759
Loss on issuance of warrants												$ 8,756,303	$ 0
Issuance of Common Stock | shares									154,588,426			92,816,561	4,062,974
Proceeds from issuance of common stock													$ 200,000
Issuance of Common Stock upon exercise of warrants												$ 34,373,943
Amount from issued pre-funded warrants													2,180,522
Equity classified warrants									$ 31,242,143			46,836,969	238,923
Proceeds from the issuance of pre-funded warrants													2,180,522
Loss on extinguishment of debt									0		$ (5,497,516)	$ (10,138,337)	$ (20,504,307)
Extinguishment of preferred stock through issuance of warrants									$ 8,923,438
Pre-Funded Warrant Purchase Program [Member]
Warrants
Warrants issued | shares													167,759
Maximum purchase price of pre-funded warrants						$ 15,000,000
Purchase price equal percentage						150.00%
Pre-funded warrant purchase price exercisable period						5 years
Purchase price per share minimum percentage of closing price per share on day immediately preceding date of purchase						110.00%
Effective direct or indirect discount to market price percentage						30.00%
Amount from issued pre-funded warrants													$ 2,139,866
Proceeds from the issuance of pre-funded warrants													$ 2,139,866
Maximum
Warrants
Sale price of warrants | $ / shares												$ 15.87
Warrant exercise price | $ / shares												15.87
Minimum
Warrants
Sale price of warrants | $ / shares												10.88
Warrant exercise price | $ / shares												$ 10.88
Common Stock [Member]
Warrants
Issuance of pre-funded warrants exercisable into common stock | shares									10,345,474			10,345,474
Liqueous Settlement Agreement [Member]
Warrants
Issuance of pre-funded warrants exercisable into common stock | shares				1,875,930
Loss on settlement of pre-funded warrants				$ 2,026,380
Incremental fair value of warrants				1,050,000
Equity classified warrants				$ 133,349
Outstanding pre-funded warrants issued | shares				730,946
Remaining outstanding pre-funded warrants issued | shares				34,411
Liqueous Settlement Agreement [Member] | March 2025 Pre-Funded Warrants [Member]
Warrants
Outstanding pre-funded warrants issued | shares											730,946
Liqueous Settlement Agreement [Member] | Common Stock [Member] | March 2025 Pre-Funded Warrants [Member]
Warrants
Issuance of pre-funded warrants exercisable into common stock | shares					730,946
Junior Notes not Repaid Nine Months after Issuance [Member]
Warrants
Warrants issued | shares													61,988
Public Warrants [Member]
Warrants
Class of warrant or right outstanding | shares																		83,722
Sale price of warrants | $ / shares									$ 2,295.4			$ 2,295.4
Liability-classified warrants outstanding									$ 83,722			$ 83,722	$ 83,722
Share issued price | $ / shares																$ 2,295.4
Warrant exercise price | $ / shares									$ 2,295.4			$ 2,295.4
Offering Pre Funded Warrants [Member]
Warrants
Class of warrant or right outstanding | shares									0
Warrants to purchase company common stock | shares			10,352,721							10,352,721		10,352,721
Sale price of warrants | $ / shares			$ 0.0005
Warrant exercise price | $ / shares			$ 0.0005
Pre-Funded Warrants [Member]
Warrants
Class of warrant or right outstanding | shares				1,875,930
Equity classified warrants													167,759
Offering Placement Agent Warrants [Member]
Warrants
Warrants to purchase company common stock | shares			673,617
Sale price of warrants | $ / shares			$ 0.8907
Beginning date of warrants exercisable			Mar. 16, 2026
Warrants expire date			Sep. 16, 2030
Amount from issued pre-funded warrants			$ 417,815
Warrant exercise price | $ / shares			$ 0.8907
Proceeds from the issuance of pre-funded warrants			$ 417,815
Junior Note Warrants [Member]
Warrants
Warrants to purchase company common stock | shares							110,221
Sale price of warrants | $ / shares							$ 24.95		$ 24.95			$ 24.95
Warrants expire date							Dec. 06, 2028
Proceeds from issuance of private placement							$ 5,500,000
Liability-classified warrants outstanding									$ 172,209			$ 172,209	172,208
Warrant exercise price | $ / shares							$ 24.95		$ 24.95			$ 24.95
Junior Note Warrants [Member] | Junior Notes not Repaid Six Months after Issuance [Member]
Warrants
Percentag of cash exercise price equal to volume weighted average price							120.00%
Percentage of additional warrants on principal							25.00%
Common stock trading days immediately prior to issuance | Days							10
Junior Note Warrants [Member] | Junior Notes not Repaid Nine Months after Issuance [Member]
Warrants
Percentag of cash exercise price equal to volume weighted average price							120.00%
Percentage of additional warrants on principal							25.00%
Common stock trading days immediately prior to issuance | Days							10
Senior Note Warrants [Member]
Warrants
Warrants to purchase company common stock | shares								9,467									57,710
Sale price of warrants | $ / shares								$ 205.59
Warrants expire date								Jun. 23, 2028
Proceeds from issuance of private placement								$ 9,225,000
Aggregate fair value of warrants								$ 3,401,366
Warrant exercise price | $ / shares								$ 205.59
December 2025 YA Warrants [Member]
Warrants
Warrants to purchase company common stock | shares									46,092,185			46,092,185
Issuance of Common Stock | shares									16,032,065
Amount from issued pre-funded warrants									$ 800,000
Warrants exercised during the period | shares									16,032,065
Proceeds from the issuance of pre-funded warrants									$ 800,000
December 2025 YA Warrants [Member] | Common Stock [Member]
Warrants
Issuance of warrant shares in excess									19.99%			19.99%
December 2025 $0.05 YA Warrants [Member]
Warrants
Sale price of warrants | $ / shares									$ 0.05			$ 0.05
Equity classified warrants									$ 16,032,065			$ 16,032,065
Warrant exercise price | $ / shares									$ 0.05			$ 0.05
December 2025 $1.25 YA Warrants [Member]
Warrants
Sale price of warrants | $ / shares									$ 1.25			$ 1.25
Equity classified warrants									$ 20,040,081			$ 20,040,081
Warrant exercise price | $ / shares									$ 1.25			$ 1.25
December 2025 $1.871 YA Warrants [Member]
Warrants
Sale price of warrants | $ / shares									$ 1.871			$ 1.871
Equity classified warrants									$ 5,010,021			$ 5,010,021
Warrant exercise price | $ / shares									$ 1.871			$ 1.871
December 2025 $2.35 YA Warrants [Member]
Warrants
Sale price of warrants | $ / shares									$ 2.35			$ 2.35
Equity classified warrants									$ 5,010,021			$ 5,010,021
Warrant exercise price | $ / shares									$ 2.35			$ 2.35
2025 Offering Common Stock Warrants [Member]
Warrants
Warrants to purchase company common stock | shares			25,260,605
Sale price of warrants | $ / shares			$ 0.8553						$ 0.8553			$ 0.8553
Warrants expire date			Sep. 16, 2030
Aggregate fair value of warrants			$ 20,747,899
Liability-classified warrants outstanding			25,260,605						$ 377,460			$ 377,460
Loss on issuance of warrants										$ (8,756,303)		$ (8,756,303)
Warrants exercised on cashless basis | shares												2,488,315
Issuance of Common Stock | shares												25,260,611
Issuance of Common Stock upon exercise of warrants												$ 34,373,943
Proceeds from Issuance or Sale of Equity			$ 10,744,346
Warrant exercise price | $ / shares			$ 0.8553						$ 0.8553			$ 0.8553
August 2024 Warrants Issued with Junior Notes [Member]
Warrants
Class of warrant or right outstanding | shares									3,987			3,987
Equity classified warrants									$ 3,987			$ 3,987	$ 3,987
Debt issuance costs												$ 40,657
August 2024 Warrants Issued with Junior Notes [Member] | Maximum
Warrants
Sale price of warrants | $ / shares									$ 15.87			$ 15.87
Warrant exercise price | $ / shares									15.87			15.87
August 2024 Warrants Issued with Junior Notes [Member] | Minimum
Warrants
Sale price of warrants | $ / shares									10.88			10.88
Warrant exercise price | $ / shares									$ 10.88			$ 10.88
February 2026 Offering Pre-Funded Warrants and February 2026 Offering Common Warrants [Member]
Warrants
Aggregate fair value of warrants	$ 18,918,964
Liability-classified warrants outstanding	10,162,680
Loss on issuance of warrants									$ (6,924,035)
Proceeds from Issuance or Sale of Equity	11,994,929
February 2026 Offering Common Warrants [Member]
Warrants
Liability-classified warrants outstanding	$ 32,792,859
February 2026 Offering Pre Funded Warrants [Member]
Warrants
Warrants exercised on cashless basis | shares									8,036,072
Issuance of Common Stock | shares									8,036,072
Issuance of Common Stock upon exercise of warrants									$ 2,302,765
Amount from issued pre-funded warrants									4,038
Proceeds from the issuance of pre-funded warrants									$ 4,038
February 2026 Offering Placement Agent Warrants [Member]
Warrants
Warrants to purchase company common stock | shares	437,239													437,239
Sale price of warrants | $ / shares	$ 0.6861								$ 0.6861
Warrants and rights outstanding term	5 years
Amount from issued pre-funded warrants	$ 185,018
Equity classified warrants									$ 437,239
Warrant exercise price | $ / shares	$ 0.6861								$ 0.6861
Proceeds from the issuance of pre-funded warrants	$ 185,018
Indigo Pre-Funded Warrants [Member]
Warrants
Warrants to purchase company common stock | shares		11,176,650
Deemed dividend in connection with modification of pre-funded warrants		$ 474,058
Issuance of Common Stock | shares									11,170,330
Warrants exercised during the period | shares									11,176,650
Fair value of warrants recognized within additional paid-in capital		$ 8,923,438
Indigo Pre-Funded Warrants [Member] | Series A Preferred Stock
Warrants
Preferred stock conversion shares | shares		844,938
Extinguishment of preferred stock through issuance of warrants		$ 8,449,380